CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
CAPITAL LEASE OBLIGATIONS
12.	CAPITAL LEASE OBLIGATIONS

On March 13, 2013, a lease agreement (the “MCP Lease Agreement”) which was entered on October 25, 2012, and was subsequently amended from time to time, between MCE Leisure and Belle Corporation (“Belle”, one of the Philippine Parties as defined in Note 21(a)) for lease of the land and certain of the building structures for City of Dreams Manila which is expected to expire on July 11, 2033, became effective upon completion of closing arrangement conditions and with minor changes from the original terms.

Apart from the MCP Lease Agreement, the Group entered into lease agreements with third parties for the lease of certain property and equipment during the year ended December 31, 2014.

The Group made assessments at inception of the leases and capitalized the portion related to property and equipment under capital lease at the lower of the fair value or the present value of the future minimum lease payments.

Future minimum lease payments under capital lease obligations for the Group as of December 31, 2015 are as follows:

Year ending December 31,
2016	$32,030
2017	34,945
2018	38,234
2019	41,802
2020	46,016
Over 2020	678,950

Total minimum lease payments	871,977
Less: amounts representing interest	(571,708)

Present value of minimum lease payments	300,269
Current portion	(29,792)

Non-current portion	$270,477